Borrowings (Details 1) - ARS ($) $ in Millions		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		$ 309,642	$ 318,616
Interest		2,870	2,822
Leases		16	25
Borrowings	[1]	312,528	321,463	$ 260,661
Less Than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		42,799	37,139
Interest		2,705	2,665
Between 1 And 2 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		39,878	40,004
Interest			47
Between 2 and 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		32,727	35,359
Interest			51
Between 3 and 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		71,950	29,383
Interest		140	8
Between 4 and 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		28,801	73,969
Interest
Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital		93,487	102,762
Interest		$ 25	$ 51

[1]	Includes Ps. 275,422 and Ps. 281,293 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.